Shareholders' equity - Additional information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions					12 Months Ended
	Jan. 30, 2026	Apr. 25, 2025	Jan. 31, 2024	Apr. 26, 2023	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Class of Stock [Line Items]
Amounts available for distributions					¥ 1,282,317	¥ 1,405,134	¥ 1,418,959
Dividends on common stock per share					¥ 51	¥ 57	¥ 23
Cancellation of treasury stock					75,000,000		70,000,000
Repurchased shares of common stock					99,361,149	63,523,657	80,617,143
Commemorative dividend declared per share						¥ 10
Minimum tradable quantity of share lot					100
Board of directors meeting held on April 26, 2023 [Member]
Class of Stock [Line Items]
Share buyback program number of shares authorized to be repurchased				35,000,000
Share buyback program authorized amount				¥ 20,000
Repurchased shares of common stock				34,368,500
Repurchased shares of common stock at cost				¥ 20,000
Board of directors meeting held on April 26, 2023 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date				May 16, 2023
Board of directors meeting held on April 26, 2023 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date				Mar. 29, 2024
Board of directors meeting held on January 31, 2024 [Member]
Class of Stock [Line Items]
Share buyback program number of shares authorized to be repurchased			125,000,000
Share buyback program authorized amount			¥ 100,000
Repurchased shares of common stock			109,726,600
Repurchased shares of common stock at cost			¥ 100,000
Board of directors meeting held on January 31, 2024 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date			Feb. 16, 2024
Board of directors meeting held on January 31, 2024 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date			Sep. 30, 2024
Board of directors meeting held on April 25 2025 [Member]
Class of Stock [Line Items]
Share buyback program number of shares authorized to be repurchased		100,000,000
Share buyback program authorized amount		¥ 60,000
Repurchased shares of common stock		66,790,900
Repurchased shares of common stock at cost		¥ 60,000
Board of directors meeting held on April 25 2025 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date		May 15, 2025
Board of directors meeting held on April 25 2025 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date		Dec. 30, 2025
Board of directors meeting held on January 30, 2026 [Member]
Class of Stock [Line Items]
Share buyback program number of shares authorized to be repurchased	100,000,000
Share buyback program authorized amount	¥ 60,000
Repurchased shares of common stock	46,861,200
Repurchased shares of common stock at cost	¥ 60,000
Board of directors meeting held on January 30, 2026 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date	Feb. 17, 2026
Board of directors meeting held on January 30, 2026 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date	Sep. 30, 2026